Subsequent Events (Details) (USD $)	1 Months Ended	12 Months Ended					0 Months Ended								0 Months Ended
	May 31, 2012 Secured letter of credit agreement	Sep. 30, 2012 Secured letter of credit agreement	Dec. 31, 2012 Secured letter of credit agreement	Dec. 31, 2012 Secured letter of credit agreement United Kingdom	Sep. 30, 2012 Secured letter of credit agreement United Kingdom	Sep. 30, 2012 Senior unsecured notes	Mar. 21, 2013 Subsequent event RSUs	Mar. 21, 2013 Subsequent event Performance-based RSUs item	Mar. 21, 2013 Subsequent event Time-based RSUs item	Mar. 31, 2013 Subsequent event Secured letter of credit agreement	Mar. 04, 2013 Subsequent event Secured letter of credit agreement	Mar. 31, 2013 Subsequent event Secured letter of credit agreement United Kingdom	Mar. 12, 2013 Subsequent event Series A notes	Mar. 12, 2013 Subsequent event Series B notes	Mar. 21, 2013 Subsequent event Minimum Performance-based RSUs item	Mar. 12, 2013 Subsequent event Maximum Senior unsecured notes	Jan. 24, 2013 Subsequent event NextBus, Inc.
Subsequent Events
Cash paid for acquisition																	$ 20,700,000
Letters of credit outstanding		64,300,000	63,400,000							60,500,000
Cash on deposit as collateral				68,800,000	68,700,000							68,800,000
Maximum borrowing capacity under revolving credit agreement		66,700,000	62,600,000								62,600,000
Term under revolving credit or letter of agreement	5 years	1 year
Principal amount of debt instrument													$ 50,000,000	$ 50,000,000		$ 25,000,000
Interest rate (as a percent)						6.31%							3.35%	3.35%
Period for issuance of senior notes																3 years
Number of units awarded (in shares)								161,962	261,121
Number of shares of common stock that each award holder has the contingent right to receive							1
Number of equal installments for vesting of stock awards									4
Vesting period								3 years
Percentage of sales growth achievement considered for vesting								50.00%
Percentage of return on equity achievement considered for vesting								50.00%
Threshold level for vesting of certain percentage of awards															1
Number of achievement levels								3